Stockholders' Equity	2 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On October 27, 2014, the Company issued 12,000,000 shares of common stock to its founders and initial shareholders at a price of $0.001 per share for $12,000. The Company’s officers and directors, Mr. Beauregard and Mr. Trudeau were issued 4,500,000 of the 12,000,000 common shares.

From October 28, 2014 to December 31, 2014, the Company sold 830,000 shares of its common stock at a price of $0.05 per share for $41,500 to 12 accredited investors in an exempt transaction under Section 4(2) of the Securities Act of 1933, as amended. The investors have subsequently paid for their shares.

As of December 31, 2014, there are $11,250 of subscription receivable, the company has collected all subscription receivable as of May 26, 2015.

As of December 31, 2014, there are 12,830,000 shares of common stock outstanding.

NOTE 3 – STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On October 27, 2014, the Company issued 12,000,000 shares of common stock to its founders and initial shareholders at a price of $0.001 per share for $12,000. The Company’s officers and directors, Mr. Beauregard and Mr. Trudeau were issued 4,500,000 of the 12,000,000 common shares.

From October 28, 2014 to December 31, 2014, the Company sold 790,000 shares of its common stock at a price of $0.05 per share for $37,500 to 12 accredited investors in an exempt transaction under Section 4(2) of the Securities Act of 1933, as amended. The investors have subsequently paid for their shares.

From January 1, 2015 to March 31, 2015, the Company sold 1,080,000 shares, which included 40,000 shares from a related party, of its common stock at a price of $0.05 per share for $54,000 to accredited investors in an exempt transaction under Section 4(2) of the Securities Act of 1933, as amended. The investors have subsequently paid for their shares.

On February 27, 2015, the holder of the Company’s 10% convertible note converted the notes principal, plus accrued interest, at a conversion price of $0.025 per share into 413,479 shares of common stock.

As of March 31, 2015, there is $34,250 of subscriptions receivable and, as of May 26 2015, the Company has collected all subscription receivable.

As of March 31, 2015, there are 14,323,479 shares of common stock outstanding.